Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
Issued patents (amortized)	$31,840	$31,840
Unissued patents (unamortized)	207,150	207,150
Software development costs	4,654	4,654
Total patents	243,644	243,644
Less accumulated amortization	(41,380)	(38,115)
	$202,264	$205,529